Debt (Detail Textuals) € in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Due to a bank, US$nil and US$19,430 at December 31, 2018 and 2017, respectively
Disclosure of detailed information about borrowings [line items]
Amount of long term debt for unsecured facility			$ 19,430	€ 13,605